Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets consisted of the following:

Description	June 30, 2021	December 31, 2020
Indefinite lived intangible assets:
Goodwill	$109,983	$109,983
Total indefinite lived intangible assets	$109,983	$109,983

Finite lived intangible assets consisted of the following:
Other intangible assets:
Trademarks	$103,258	$103,258
Software	504,314	504,314
Customer list	855,073	855,073
Non-compete	858	858
Technology license	2,250,000	-
Total other intangible assets	$3,713,503	$1,463,503
Accumulated amortization	(765,413)	(472,944)
Total other intangible assets, net	$2,948,090	$990,559

Intangible assets consisted of the following:

Description	December 31, 2020	December 31, 2019
Indefinite lived intangible assets:
Goodwill	$109,983	$108,707
Total indefinite lived intangible assets	$109,983	$108,707

Finite lived intangible assets consisted of the following:
Other intangible assets:
Trademarks	$103,258	$52,699
Software	504,314	252,423
Customer list	855,073	459,657
Non-compete	858	-
Total other intangible assets	$1,463,503	$764,779
Accumulated amortization	(472,944)	(135,803)
Total other intangible assets, net	$990,559	$628,976

Schedule of Amortization for Intangible Assets	Future amortization schedule for intangible assets is as follows:
2021 (July-December)	$405,762
2022	748,208
2023	652,938
2024	566,708
2025	461,974
2026	112,500
TOTAL	$2,948,090
Future amortization schedule for intangible assets is as follows:
2021	$360,445
2022	360,445
2023	269,669
Total	$990,559